1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 97.9%
Consumer Discretionary - 9.8%
12,263 Bright Horizons Family Solutions,
Inc.
(a)
$ 1,390,134
26,575 CarMax, Inc.
(a)
2,314,948
36,314 Chewy, Inc.
(a)
577,756
27,226 Floor & Decor Holdings, Inc.,
Class A
(a)
3,529,034
8,901 Murphy USA, Inc. 3,731,299
11,543,171
Consumer Staples - 4.2%
175,341 Utz Brands, Inc. 3,233,288
6,575 WD-40 Co. 1,665,514
4,898,802
Financials - 13.3%
44,630 EVERTEC, Inc. 1,780,737
49,717 Goosehead Insurance, Inc.,
Class A
(a)
3,312,147
32,307 Hamilton Lane, Inc., Class A 3,642,937
7,154 Kinsale Capital Group, Inc. 3,753,990
6,873 Morningstar, Inc. 2,119,427
35,763 Trupanion, Inc.
(a)
987,416
15,596,654
Health Care - 17.3%
5,864 Atrion Corp. 2,718,257
52,616 Bio-Techne Corp. 3,703,640
9,738 Charles River Laboratories
International, Inc.
(a)
2,638,511
27,093 CryoPort, Inc.
(a)
479,546
35,730 HealthEquity, Inc.
(a)
2,916,640
24,806 LeMaitre Vascular, Inc. 1,646,126
8,146 Medpace Holdings, Inc.
(a)
3,292,206
15,481 Repligen Corp.
(a)
2,847,266
20,242,192
Industrials - 26.3%
18,970 Casella Waste Systems, Inc.
(a)
1,875,564
82,967 Core & Main, Inc., Class A
(a)
4,749,861
7,647 CSW Industrials, Inc. 1,793,986
84,532 Douglas Dynamics, Inc. 2,038,912
21,924 Exponent, Inc. 1,812,896
28,091 HEICO Corp., Class A 4,324,328
18,501 John Bean Technologies Corp. 1,940,570
6,288 Kadant, Inc. 2,063,093
10,378 Simpson Manufacturing Co., Inc. 2,129,358
17,471 SiteOne Landscape Supply, Inc.
(a)
3,049,563
58,508 WillScot Mobile Mini Holdings
Corp.
(a)
2,720,622
46,923 WNS Holdings, Ltd.
(a)
2,371,019
30,869,772
Shares Security Description Value
Information Technology - 22.5%
27,788 Alarm.com Holdings, Inc.
(a)
$ 2,013,796
14,429 Appfolio, Inc.
(a)
3,560,212
21,792 BlackLine, Inc.
(a)
1,407,327
28,372 Endava PLC, ADR
(a)
1,079,271
31,293 Guidewire Software, Inc.
(a)
3,652,206
10,284 Manhattan Associates, Inc.
(a)
2,573,365
19,978 Novanta, Inc.
(a)
3,491,555
25,027 Procore Technologies, Inc.
(a)
2,056,469
45,992 Sprout Social, Inc., Class A
(a)
2,746,182
21,555 The Descartes Systems Group,
Inc.
(a)
1,972,929
21,582 Workiva, Inc.
(a)
1,830,154
26,383,466
Materials - 4.5%
12,929 Eagle Materials, Inc. 3,513,456
229,308 Perimeter Solutions SA
(a)
1,701,465
5,214,921
Total Common Stock (Cost $87,866,746) 114,748,978
Money Market Fund - 2.2%
2,549,391 First American Treasury
Obligations Fund,
Class X, 5.23%
(b)
(Cost $2,549,391) 2,549,391
Investments, at value - 100.1% (Cost
$90,416,137) $ 117,298,369
Other Assets & Liabilities, Net - (0.1)% (67,054)
Net Assets - 100.0% $ 117,231,315
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2024.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 117,298,369
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 117,298,369